Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

(the “Portfolio”)

Supplement dated November 30, 2022

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2022, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Janus Focused Growth Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since

Brian Recht Co-Portfolio Manager ..........................................	March 2022

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Janus Henderson Investors US LLC (Janus)” is deleted in its entirety and replaced with the following:

The SA Janus Focused Growth Portfolio is managed by A. Douglas Rao, Brian Recht and Nick Schommer, CFA. Each is a Co-Portfolio Manager and shares responsibility for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Rao is Executive Vice President and Co-Portfolio Manager of the Janus concentrated growth and concentrated all cap growth strategies, which he has managed since June 2013. Mr. Rao received his Bachelor of Arts degree in history from the University of Virginia and a Master of Business Administration degree from the University of California, Los Angeles. Mr. Recht is Co-Portfolio Manager of the Portfolio since March 2022. He is also a Portfolio Manager of other Janus accounts and performs duties as analyst. Mr. Recht joined Janus in 2015. He holds a Bachelor of Arts degree (summa cum laude) in Government from Dartmouth College where he was a member of Phi Beta Kappa. He also holds a Master of Business Administration degree from the Stanford Graduate School of Business and a Juris Doctorate from Stanford Law School. Mr. Schommer, CFA, is Executive Vice President and Co-Portfolio Manager at Janus and has co-managed the Portfolio since 2016. He also has co-managed the Concentrated Growth and Concentrated All Cap Growth strategies since 2016. Previous to his investment management career, Mr. Schommer was a captain in the United States Army and served in Iraq and Kuwait. He was awarded the Bronze Star Medal for exceptionally distinguished service during Operation Iraqi Freedom. Mr. Schommer received his Bachelor of Science degree in Chemistry from the United States Military Academy at West Point, where he was recognized as a Distinguished Cadet and Phi Kappa Phi. He earned his Master of Business Administration degree from the University of California, Los Angeles, Anderson School of Management, where he was a Student Investment Fund Fellow. Mr. Schommer holds the Chartered Financial Analyst designation.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-JFG1 (11/22)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

(the “Portfolio”)

Supplement dated November 30, 2022

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2022, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to Janus Henderson Investors US LLC (“Janus”), the following information is added:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of September 30, 2022)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

Janus	Recht, Brian	4	$15,215.58	4	$1,143.39	18	$3,688.30

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SASTSAI-SUP3.1 (11/22)